Expense Example	Jan. 29, 2026 USD ($)
T-REX 2X LONG AQMS DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG AREC DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG BLBX DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE BMNR DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG FTEL DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG IDR DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG ONDS DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG PC DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG PCH DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG PGY DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG PL DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG TBH DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG TMQ DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG UEC DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG USAR DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG ZIM DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG UUU DAILY TARGET ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	$ 474